Commitments and Contingencies (Tables) - Unique Logistics International, Inc. [Member]	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Commitments and Contingencies (Tables) [Line Items]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Operating lease	$587,418	409,354
Interest on lease liabilities	211,151	59,100
Total net lease cost	$798,569	468,454
The components of lease expense were as follows:
	31-May-23	31-May-22
Operating lease	$1,955,377	$1,717,807
Interest on operating lease liabilities	594,366	209,536
Total net lease cost	$2,540,217	$1,927,343

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases was as follows:

	August 31, 2023	May 31, 2023
Operating leases:
Operating lease ROU assets – net	$9,931,338	$10,269,516
Current operating lease liabilities, included in current liabilities	2,365,393	2,379,774
Noncurrent operating lease liabilities, included in long-term liabilities	7,972,219	8,212,445
Total operating lease liabilities	$10,337,612	$10,592,219
Supplemental balance sheet information related to leases was as follows:
	31-May-23	31-May-22
Operating leases:
Operating lease ROU assets – net	$10,269,516	$2,408,098
Current operating lease liabilities, included in current liabilities	$2,379,774	$912,618
Noncurrent operating lease liabilities, included in long-term liabilities	8,212,445	1,593,873
Total operating lease liabilities	$10,592,219	$2,506,491

Schedule of Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to leases was as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
ROU assets obtained in exchange for lease liabilities:
Operating leases	$—	328,158
Weighted average remaining lease term (in years):
Operating leases	4.14	4.13
Weighted average discount rate:
Operating leases	9.09%	7.75%
Supplemental cash flow and other information related to leases was as follows:
	For the Year Ended 31-May-23	For the Year Ended 31-May-22
ROU assets obtained in exchange for lease liabilities:
Operating leases	$8,715,190	$1,805
Weighted average remaining lease term (in years):
Operating leases	4.37	3.88
Weighted average discount rate:
Operating leases	9.06%	4.02%

Schedule of Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating leases are as follows:

August 31, 2023
2024 (remaining)	$3,506,010
2025	2,834,531
2026	2,546,002
2027	2,571,470
2028	783,426
Thereafter	32,871
Total lease payments	12,274,310
Less: imputed interest	(1,936,698)
Total lease obligations	$10,337,612
As of May 31, 2023, future minimum lease payments under noncancelable operating leases are as follows:
Future Minimum Payments for the Twelve Months Ending May 31,
2024	$3,196,539
2025	2,939,156
2026	2,594,468
2027	2,547,323
2028	1,463,384
Thereafter	—
Total lease payments	12,740,869
Less: imputed interest	(2,148,651)
Total lease obligations	$10,592,219